SUMMARY OF ACCOUNTING POLICIES - Summary of earnings per share (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted-average common shares outstanding (basic)	7,415,768	8,757,880	8,723,463
Dilutive effect of assumed exercise of stock options	6,251	8,391	8,441
Weighted-average common shares outstanding (diluted)	7,422,019	8,766,271	8,731,904